Pay vs Performance Disclosure - USD ($)	2 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Apr. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
Pay versus Performance Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid or “CAP” (as defined by SEC rules) and certain financial performance of the Company. The Compensation Committee did not consider the pay versus performance disclosure when making its incentive compensation decisions. For further information about how we align executive compensation with the Company’s performance, see “Compensation Discussion and Analysis” on page 20 above.

Fiscal Year(1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(4)	Average Compensation Actually Paid to Non-PEO NEOS ($)(5)	Value of Initial Fixed $100 Investment Based On:		Net Income ($, in 000s)	EBITDA from Continuing Operations ($, in 000s)(8)
					Company Total Shareholder Return ($)(6)	Peer Group Total Shareholder Return ($)(7)
2023	8,814,357	4,044,522	2,564,099	1,807,408	219.31	206.20	553,700	914,691
2022	11,040,183	33,126,771	2,460,082	5,665,458	235.61	171.54	553,674	889,529
TP	191,218	1,551,299	90,194	310,262	150.03	203.31	89,610	159,613
2021	8,908,536	17,552,877	2,219,359	3,628,330	142.24	208.37	583,791	932,458
(1)
Refers to the following periods: (a) for 2023, our fiscal year ended June 30, 2023; (b) for 2022, our fiscal year ended June 30, 2022; (c) for TP or Transition Period, the two-month transition period from May 1, 2021 to June 30, 2021; and (d) for 2021, our fiscal year ended April 30, 2021. On June 9, 2021, the Board of Directors approved a change of the Company’s fiscal year end from April 30 to June 30, resulting in the two-month Transition Period. References to years in the tables below refer to each of these periods, including the Transition Period.

(2)	Reflects compensation amounts reported in the Summary Compensation Table for our President and CEO (our principal executive officer or “PEO”), Jeffrey J. Jones II, for the respective periods shown.
(3)
Represents the amount of “compensation actually paid” to Mr. Jones, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Jones during the applicable period. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Jones’s total compensation for each period to determine the compensation actually paid. The assumptions we used to calculate the values for stock awards included in the calculation of compensation actually paid for Mr. Jones did not differ materially from those used to calculate grant date fair value for such awards. We did not report a change in pension value for any of the periods reflected in the Summary Compensation Table for Mr. Jones as we do not have a pension plan.

	2023	2022	TP	2021
SCT Total Compensation ($)	8,814,357	11,040,183	191,218	8,908,536
Stock Award Values Reported in SCT for the Covered Year ($)	(6,200,037)	(6,416,674)	—	(5,500,021)
Fair Value as of Year End for Stock Awards Granted in the Covered Year ($)	3,931,767	14,091,016	—	11,672,617
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years ($)	(1,712,399)	9,193,488	859,747	3,097,389
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(789,166)	5,218,758	500,334	(266,735)
Fair Value of Stock Awards Forfeited during the Covered Year ($)	—	—	—	(358,909)
Compensation Actually Paid ($)	4,044,522	33,126,771	1,551,299	17,552,877
(4)
Represents the average of the amounts reported for the Company’s NEOs as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable period. The names of the NEOs included for purposes of calculating the average amounts in each applicable period are as follows: (a) for 2023, Tony G. Bowen, Karen A. Orosco, Dara S. Redler, and Kellie J. Logerwell; (b) for 2022, Tony G. Bowen, Karen A. Orosco, Dara S. Redler, Kellie J. Logerwell, and Thomas A. Gerke; (c) for the Transition Period, Tony G. Bowen, Karen A. Orosco, Kellie J. Logerwell, and Thomas A. Gerke; and (d) for 2021, Tony G. Bowen, Karen A. Orosco, Kellie J. Logerwell, and Thomas A. Gerke.

(5)
Represents the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable period. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs’ average total compensation for each period to determine the compensation actually paid. The assumptions we used to calculate the values for stock awards included in the calculation of compensation actually paid for the NEOs did not differ materially from those used to calculate grant date fair value for such awards. We did not report a change in pension value for any of the periods reflected in the Summary Compensation Table for the NEOs as we do not have a pension plan.

	2023	2022	TP	2021
Average SCT Total Compensation ($)	2,564,099	2,460,082	90,194	2,219,359
Average Stock Award Values Reported in SCT for the Covered Year ($)	(1,155,024)	(1,089,033)	—	(937,524)
Average Fair Value as of Year End for Stock Awards Granted in the Covered Year ($)	732,462	2,329,038	—	1,989,690
Average Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years ($)	(254,615)	1,253,681	144,793	501,537
Average Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year ($)	(79,514)	711,690	75,275	(45,331)
Average Fair Value of Stock Awards Forfeited during the Covered Year ($)	—	—	—	(99,401)
Average Compensation Actually Paid ($)	1,807,408	5,665,458	310,262	3,628,330
(6)
Company TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(7)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of the period. The peer group used for this purpose is the S&P400 Consumer Services Industry Group Index, which is the same group used by the Company for purposes of compliance with Item 201(e)(1)(ii) of Regulation S-K.

(8)
We determined EBITDA from Continuing Operations to be the most important financial performance measure used to link Company performance to CAP to our PEO and Non-PEO NEOs in fiscal year 2023. EBITDA from Continuing Operations is a non-GAAP measure that is defined in the Compensation Discussion and Analysis section of this Proxy Statement. EBITDA from Continuing Operations may not have been the most important financial performance measure for fiscal years 2022 and 2021 or the Transition Period and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name		EBITDA from Continuing Operations
Named Executive Officers, Footnote [Text Block]
(4)
Represents the average of the amounts reported for the Company’s NEOs as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable period. The names of the NEOs included for purposes of calculating the average amounts in each applicable period are as follows: (a) for 2023, Tony G. Bowen, Karen A. Orosco, Dara S. Redler, and Kellie J. Logerwell; (b) for 2022, Tony G. Bowen, Karen A. Orosco, Dara S. Redler, Kellie J. Logerwell, and Thomas A. Gerke; (c) for the Transition Period, Tony G. Bowen, Karen A. Orosco, Kellie J. Logerwell, and Thomas A. Gerke; and (d) for 2021, Tony G. Bowen, Karen A. Orosco, Kellie J. Logerwell, and Thomas A. Gerke.

Peer Group Issuers, Footnote [Text Block]
(7)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of the period. The peer group used for this purpose is the S&P400 Consumer Services Industry Group Index, which is the same group used by the Company for purposes of compliance with Item 201(e)(1)(ii) of Regulation S-K.

PEO Total Compensation Amount	$ 191,218	$ 8,814,357	$ 11,040,183	$ 8,908,536
PEO Actually Paid Compensation Amount	1,551,299	$ 4,044,522	33,126,771	17,552,877
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Represents the amount of “compensation actually paid” to Mr. Jones, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Jones during the applicable period. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Jones’s total compensation for each period to determine the compensation actually paid. The assumptions we used to calculate the values for stock awards included in the calculation of compensation actually paid for Mr. Jones did not differ materially from those used to calculate grant date fair value for such awards. We did not report a change in pension value for any of the periods reflected in the Summary Compensation Table for Mr. Jones as we do not have a pension plan.

	2023	2022	TP	2021
SCT Total Compensation ($)	8,814,357	11,040,183	191,218	8,908,536
Stock Award Values Reported in SCT for the Covered Year ($)	(6,200,037)	(6,416,674)	—	(5,500,021)
Fair Value as of Year End for Stock Awards Granted in the Covered Year ($)	3,931,767	14,091,016	—	11,672,617
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years ($)	(1,712,399)	9,193,488	859,747	3,097,389
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(789,166)	5,218,758	500,334	(266,735)
Fair Value of Stock Awards Forfeited during the Covered Year ($)	—	—	—	(358,909)
Compensation Actually Paid ($)	4,044,522	33,126,771	1,551,299	17,552,877

Non-PEO NEO Average Total Compensation Amount	90,194	$ 2,564,099	2,460,082	2,219,359
Non-PEO NEO Average Compensation Actually Paid Amount	310,262	$ 1,807,408	5,665,458	3,628,330
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
Represents the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable period. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs’ average total compensation for each period to determine the compensation actually paid. The assumptions we used to calculate the values for stock awards included in the calculation of compensation actually paid for the NEOs did not differ materially from those used to calculate grant date fair value for such awards. We did not report a change in pension value for any of the periods reflected in the Summary Compensation Table for the NEOs as we do not have a pension plan.

	2023	2022	TP	2021
Average SCT Total Compensation ($)	2,564,099	2,460,082	90,194	2,219,359
Average Stock Award Values Reported in SCT for the Covered Year ($)	(1,155,024)	(1,089,033)	—	(937,524)
Average Fair Value as of Year End for Stock Awards Granted in the Covered Year ($)	732,462	2,329,038	—	1,989,690
Average Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years ($)	(254,615)	1,253,681	144,793	501,537
Average Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year ($)	(79,514)	711,690	75,275	(45,331)
Average Fair Value of Stock Awards Forfeited during the Covered Year ($)	—	—	—	(99,401)
Average Compensation Actually Paid ($)	1,807,408	5,665,458	310,262	3,628,330

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Analysis of the Information Presented in the Pay versus Performance Table
While we utilize several performance measures to align executive compensation with performance, all of those measures are not presented in the Pay versus Performance table. The Company seeks to incentivize both short- and long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as defined by SEC rules) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic descriptions of the relationships between information presented in the Pay versus Performance table.
To facilitate clear disclosure and ease of comparison on year-over-year changes, we have excluded the Transition Period from the graphics below, but have summarized the relationships between compensation actually paid (as defined by SEC rules) and the required metrics for the Transition Period in footnotes to the graphics.

*
All figures in the above graphs are from the Pay versus Performance table above. To facilitate clear disclosure on year-over-year changes, we have excluded the Transition Period from the graphs. Given the short, two-month length of the Transition Period, and that no performance-based compensation was awarded during the period, Transition Period CAP is not correlated to TSR, Net Income, or EBITDA from Continuing Operations for the period.

Compensation Actually Paid vs. Net Income [Text Block]
Analysis of the Information Presented in the Pay versus Performance Table
While we utilize several performance measures to align executive compensation with performance, all of those measures are not presented in the Pay versus Performance table. The Company seeks to incentivize both short- and long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as defined by SEC rules) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic descriptions of the relationships between information presented in the Pay versus Performance table.
To facilitate clear disclosure and ease of comparison on year-over-year changes, we have excluded the Transition Period from the graphics below, but have summarized the relationships between compensation actually paid (as defined by SEC rules) and the required metrics for the Transition Period in footnotes to the graphics.

*
All figures in the above graphs are from the Pay versus Performance table above. To facilitate clear disclosure on year-over-year changes, we have excluded the Transition Period from the graphs. Given the short, two-month length of the Transition Period, and that no performance-based compensation was awarded during the period, Transition Period CAP is not correlated to TSR, Net Income, or EBITDA from Continuing Operations for the period.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Analysis of the Information Presented in the Pay versus Performance Table
While we utilize several performance measures to align executive compensation with performance, all of those measures are not presented in the Pay versus Performance table. The Company seeks to incentivize both short- and long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as defined by SEC rules) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic descriptions of the relationships between information presented in the Pay versus Performance table.
To facilitate clear disclosure and ease of comparison on year-over-year changes, we have excluded the Transition Period from the graphics below, but have summarized the relationships between compensation actually paid (as defined by SEC rules) and the required metrics for the Transition Period in footnotes to the graphics.

*
All figures in the above graphs are from the Pay versus Performance table above. To facilitate clear disclosure on year-over-year changes, we have excluded the Transition Period from the graphs. Given the short, two-month length of the Transition Period, and that no performance-based compensation was awarded during the period, Transition Period CAP is not correlated to TSR, Net Income, or EBITDA from Continuing Operations for the period.

Total Shareholder Return Vs Peer Group [Text Block]
Analysis of the Information Presented in the Pay versus Performance Table
While we utilize several performance measures to align executive compensation with performance, all of those measures are not presented in the Pay versus Performance table. The Company seeks to incentivize both short- and long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as defined by SEC rules) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic descriptions of the relationships between information presented in the Pay versus Performance table.
To facilitate clear disclosure and ease of comparison on year-over-year changes, we have excluded the Transition Period from the graphics below, but have summarized the relationships between compensation actually paid (as defined by SEC rules) and the required metrics for the Transition Period in footnotes to the graphics.

*
All figures in the above graphs are from the Pay versus Performance table above. To facilitate clear disclosure on year-over-year changes, we have excluded the Transition Period from the graphs. Given the short, two-month length of the Transition Period, and that no performance-based compensation was awarded during the period, Transition Period CAP is not correlated to TSR, Net Income, or EBITDA from Continuing Operations for the period.

Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in Compensation Discussion and Analysis beginning on page 20, our approach to executive compensation is designed to recruit, retain, and motivate talented executives, directly link pay to performance over both short-term and multi-year periods, and align management and shareholder interests. The most important financial measures used by the Company to link compensation actually paid (as defined by SEC rules) to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are:
▪	EBITDA from Continuing Operations;
▪	Revenue from Continuing Operations;
▪	Pre-Tax Earnings from Continuing Operations; and
▪	Relative TSR.

Total Shareholder Return Amount	150.03	$ 219.31	235.61	142.24
Peer Group Total Shareholder Return Amount	203.31	206.2	171.54	208.37
Net Income (Loss)	$ 89,610,000	$ 553,700,000	$ 553,674,000	$ 583,791,000
Company Selected Measure Amount	159,613,000	914,691,000	889,529,000	932,458,000
PEO Name	Jeffrey J. Jones II	Jeffrey J. Jones II	Jeffrey J. Jones II	Jeffrey J. Jones II
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		EBITDA from Continuing Operations
Non-GAAP Measure Description [Text Block]
(8)
We determined EBITDA from Continuing Operations to be the most important financial performance measure used to link Company performance to CAP to our PEO and Non-PEO NEOs in fiscal year 2023. EBITDA from Continuing Operations is a non-GAAP measure that is defined in the Compensation Discussion and Analysis section of this Proxy Statement. EBITDA from Continuing Operations may not have been the most important financial performance measure for fiscal years 2022 and 2021 or the Transition Period and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Revenue from Continuing Operations
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Pre-Tax Earnings from Continuing Operations
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR
PEO [Member] | Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (6,200,037)	$ (6,416,674)	$ (5,500,021)
PEO [Member] | Fair Value as of Year End for Stock Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	3,931,767	14,091,016	11,672,617
PEO [Member] | Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	859,747	(1,712,399)	9,193,488	3,097,389
PEO [Member] | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	500,334	(789,166)	5,218,758	(266,735)
PEO [Member] | Fair Value of Stock Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	(358,909)
Non-PEO NEO [Member] | Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(1,155,024)	(1,089,033)	(937,524)
Non-PEO NEO [Member] | Fair Value as of Year End for Stock Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	732,462	2,329,038	1,989,690
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	144,793	(254,615)	1,253,681	501,537
Non-PEO NEO [Member] | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	75,275	(79,514)	711,690	(45,331)
Non-PEO NEO [Member] | Fair Value of Stock Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0	$ (99,401)